                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                  VLI SEPARATE
                                    ACCOUNT-3

                                  Annual Report
                                       to
                                 Contract Owners
                                December 31, 2002

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                                 APO-2413-12/02

                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide VLI Separate Account-3.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                              /s/ Joseph J. Gasper
                       -----------------------------------
                           Joseph J. Gasper, President
                                February 24, 2003

How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-3. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 29. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 25, provide further disclosures about the variable account and its underlying contract provisions.

================================================================================

                        NATIONWIDE VLI SEPARATE ACCOUNT-3

           STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31,2002


Assets:
   Investments at fair value:

      American Century VP Balanced Fund - Class I (ACVPBal)
         51,624 shares (cost $375,405) .............................................   $   299,936

      American Century VP Capital Appreciation Fund - Class I (ACVPCapAp)
         13,847 shares (cost $169,163) .............................................        81,833

      American Century VP Income & Growth Fund - Class I (ACVPIncGr)
         6,906 shares (cost $51,593) ...............................................        35,633

      American Century VP International Fund - Class I (ACVPInt)
         10,490 shares (cost $95,906) ..............................................        54,652

      American Century VP Ultra Fund - Class I (ACVPUltra)
         15 shares (cost $128) .....................................................           109

      American Century VP Value Fund - Class I (ACVPVal)
         20,768 shares (cost $142,945) .............................................       127,100

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         1,507 shares (cost $24,866) ...............................................         9,646

      Credit Suisse Trust - International Focus Portfolio (CSIntEq)
         3,892 shares (cost $47,786) ...............................................        25,996

      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         6,113 shares (cost $131,996) ..............................................        56,792

      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         115 shares (cost $1,099) ..................................................         1,104

      Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DrySRGro)
         6,922 shares (cost $248,452) ..............................................       130,832

      Dreyfus Stock Index Fund (DryStkIx)
         20,282 shares (cost $672,818) .............................................       455,742

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         2,082 shares (cost $76,666) ...............................................        59,920

      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
         1,446 shares (cost $32,002) ...............................................        23,229

      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         334 shares (cost $3,772) ..................................................         3,917

      Fidelity(R)VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         17,972 shares (cost $424,354) .............................................       326,366

      Fidelity(R)VIP - Growth Portfolio: Initial Class (FidVIPGr)
         28,302 shares (cost $1,348,843) ...........................................       663,397

      Fidelity(R)VIP - High Income Portfolio: Initial Class (FidVIPHI)
         8,507 shares (cost $79,351) ...............................................        50,446

      Fidelity(R)VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         3,418 shares (cost $62,595) ...............................................   $    37,530

      Fidelity(R)VIP II - Asset Manager: Growth Portfolio: Service Class (FidVIPAM)
         3,457 shares (cost $54,320) ...............................................        44,080

      Fidelity(R)VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
         32,294 shares (cost $758,371) .............................................       584,520

      Fidelity(R)VIP III - Growth Opportunities Portfolio:Initial Class (FidVIPGrOP)
         762 shares (cost $14,314) .................................................         8,922

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         263 shares (cost $2,361) ..................................................         2,155

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         157,171 shares (cost $1,814,034) ..........................................     1,930,055

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         341,490 shares (cost $5,672,770) ..........................................     2,568,004

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         385 shares (cost $3,557) ..................................................         3,136

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         13 shares (cost $128) .....................................................           127

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         741 shares (cost $6,686) ..................................................         6,627

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         5,301 shares (cost $51,007) ...............................................        45,008

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         14,763 shares (cost $136,870) .............................................       139,219

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         790,434 shares (cost $790,434) ............................................       790,434

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         43 shares (cost $407) .....................................................           407

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         23,346 shares (cost $241,895) .............................................       172,059

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         11,969 shares (cost $251,980) .............................................       184,447

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         1,195,100 shares (cost $15,725,992) .......................................     9,680,308

      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         150 shares (cost $1,174) ..................................................         1,134

      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
         108,157 shares (cost $1,463,135) ..........................................       844,706

      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         14,550 shares (cost $280,306) .............................................       115,381

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         2,064 shares (cost $30,672) ...............................................        22,087

      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         393 shares (cost $5,162) ..................................................         5,312

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         7,418 shares (cost $126,588) ..............................................   $    84,570

      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
         1,061 shares (cost $11,282) ...............................................        11,996

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         8,845 shares (cost $399,941) ..............................................       235,447

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         8,803 shares (cost $238,033) ..............................................       155,810

      Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
         3,573 shares (cost $53,887) ...............................................        47,017

      Strong Opportunity Fund II, Inc.(StOpp2)
         8,378 shares (cost $182,685) ..............................................       116,206

      Strong VIF - Strong Discovery Fund II (StDisc2)
         3,389 shares (cost $37,611) ...............................................        30,777

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         2,192 shares (cost $27,402) ...............................................        11,640

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         1,631 shares (cost $17,462) ...............................................        18,696

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         4,285 shares (cost $48,459) ...............................................        33,809

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         767 shares (cost $8,851) ..................................................         7,896

      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         2,689 shares (cost $18,933) ...............................................        19,013

      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         7,671 shares (cost $90,095) ...............................................        86,907
                                                                                       -----------

            Total Investments ......................................................    20,452,092

   Accounts Receivable .............................................................            --
                                                                                       -----------

            Total Assets ...........................................................    20,452,092

Accounts Payable ...................................................................           764
                                                                                       -----------

Contract Owners' Equity (note 7) ....................................................  $20,451,328
                                                                                       ===========

See accompanying notes to financial statements.
================================================================================

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                      Total      ACVPBal   ACVPCapAp   ACVPIncGr
                                                       -----------   -------   ---------   ---------
   Reinvested dividends ............................   $   265,593     8,844         --        430
   Mortality and expense risk charges (note 3) .....      (181,946)   (2,516)      (726)      (310)
                                                       -----------   -------    -------     ------
      Net investment income (loss) .................        83,647     6,328       (726)       120
                                                       -----------   -------    -------     ------

   Proceeds from mutual fund shares sold ...........     2,157,650    31,836      8,508      3,757
   Cost of mutual fund shares sold .................    (2,724,639)  (39,933)   (19,394)    (4,483)
                                                       -----------   -------    -------     ------
      Realized gain (loss) on investments ..........      (566,989)   (8,097)   (10,886)      (726)
   Change in unrealized gain (loss)
      on investments ...............................    (4,034,682)  (34,193)   (10,980)    (8,323)
                                                       -----------   -------    -------     ------
      Net gain (loss) on investments ...............    (4,601,671)  (42,290)   (21,866)    (9,049)
                                                       -----------   -------    -------     ------
   Reinvested capital gains ........................        39,664        --         --         --
                                                       -----------   -------    -------     ------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $(4,478,360)  (35,962)   (22,592)    (8,929)
                                                       ===========   =======    =======     ======

Investment activity:                                   ACVPInt   ACVPUltra   ACVPVal   CSGPVen
                                                       -------   ---------   -------   -------
   Reinvested dividends ............................       450       --          907       --
   Mortality and expense risk charges (note 3) .....      (475)      --         (899)     (88)
                                                       -------      ---      -------   -------
      Net investment income (loss) .................       (25)      --            8      (88)
                                                       -------      ---      -------   -------

   Proceeds from mutual fund shares sold ...........     3,985        6        6,042      355
   Cost of mutual fund shares sold .................    (7,994)      (6)      (6,354)  (1,080)
                                                       -------      ---      -------   -------
      Realized gain (loss) on investments ..........    (4,009)      --         (312)    (725)
   Change in unrealized gain (loss)
      on investments ...............................   (10,044)     (19)     (22,406)  (3,867)
                                                       -------      ---      -------   -------
      Net gain (loss) on investments ...............   (14,053)     (19)     (22,718)  (4,592)
                                                       -------      ---      -------   -------
   Reinvested capital gains ........................        --       --        5,868       --
                                                       -------      ---      -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   (14,078)     (19)     (16,842)  (4,680)
                                                       =======      ===      =======   =======

Investment activity:                                   CSIntEq   CSSmCapGr   DrySmCaplxS   DrySRGro
                                                       -------   ---------   -----------   --------
   Reinvested dividends ............................   $    --         --         2            350
   Mortality and expense risk charges (note 3) .....      (217)      (533)       (1)        (1,247)
                                                       -------    -------        --        -------
      Net investment income (loss) .................      (217)      (533)        1           (897)
                                                       -------    -------        --        -------

   Proceeds from mutual fund shares sold ...........     3,203      8,860         4         21,278
   Cost of mutual fund shares sold .................    (4,375)   (22,100)       (4)       (34,806)
                                                       -------    -------        --        -------
      Realized gain (loss) on investments ..........    (1,172)   (13,240)       --        (13,528)
   Change in unrealized gain (loss)
      on investments ...............................    (5,169)   (15,360)        5        (40,084)
                                                       -------    -------        --        -------
      Net gain (loss) on investments ...............    (6,341)   (28,600)        5        (53,612)
                                                       -------    -------        --        -------
   Reinvested capital gains ........................        --         --        --             --
                                                       -------    -------        --        -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $(6,558)   (29,133)        6        (54,509)
                                                       =======    =======        ==        =======

Investment activity:                                   DryStklx   DryVIFApp   DryVIFGrInc   FedQualBd
                                                       --------   ---------   -----------   ---------
   Reinvested dividends ............................      6,819        738         166          --
   Mortality and expense risk charges (note 3) .....     (3,952)      (491)       (213)         (9)
                                                       --------    -------      ------         ---
      Net investment income (loss) .................      2,867        247         (47)         (9)
                                                       --------    -------      ------         ---

   Proceeds from mutual fund shares sold ...........     55,334      1,385       2,632          50
   Cost of mutual fund shares sold .................    (63,457)    (1,652)     (3,441)        (49)
                                                       --------    -------      ------         ---
      Realized gain (loss) on investments ..........     (8,123)      (267)       (809)          1
   Change in unrealized gain (loss)
      on investments ...............................   (126,001)   (12,218)     (7,198)        145
                                                       --------    -------      ------         ---
      Net gain (loss) on investments ...............   (134,124)   (12,485)     (8,007)        146
                                                       --------    -------      ------         ---
   Reinvested capital gains ........................         --         --          --          --
                                                       --------    -------      ------         ---
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   (131,257)   (12,238)     (8,054)        137
                                                       ========    =======      ======         ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS,Continued
Year Ended December 31, 2002

Investment activity:                                   FidVIPEI   FidVIPGr   FidVIPHI   FidVIPOv
                                                       --------   --------   --------   --------
   Reinvested dividends ............................   $  5,749      2,129     5,382        291
   Mortality and expense risk charges (note 3) .....     (2,756)    (6,575)     (375)      (318)
                                                       --------   --------   -------    -------
      Net investment income (loss) .................      2,993     (4,446)    5,007        (27)
                                                       --------   --------   -------    -------

   Proceeds from mutual fund shares sold ...........     40,137     90,992     6,469      9,601
   Cost of mutual fund shares sold .................    (41,367)  (154,723)  (12,392)   (19,661)
                                                       --------   --------   -------    -------
      Realized gain (loss) on investments ..........     (1,230)   (63,731)   (5,923)   (10,060)
   Change in unrealized gain (loss)
      on investments ...............................    (78,764)  (241,466)    2,173       (105)
                                                       --------   --------   -------    -------
      Net gain (loss) on investments ...............    (79,994)  (305,197)   (3,750)   (10,165)
                                                       --------   --------   -------    -------
   Reinvested capital gains ........................      7,826         --        --         --
                                                       --------   --------   -------    -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $(69,175)  (309,643)    1,257    (10,192)
                                                       ========   ========   =======    =======

Investment activity:                                   FidVIPAM   FidVIPCon   FidVIPGrOp   GVITGIHlth
                                                       --------   ---------   ----------   ----------
   Reinvested dividends ............................     2,906       5,264         101          --
   Mortality and expense risk charges (note 3) .....      (436)     (4,933)        (77)         (9)
                                                       -------     -------      ------        ----
      Net investment income (loss) .................     2,470         331          24          (9)
                                                       -------     -------      ------        ----

   Proceeds from mutual fund shares sold ...........    40,477      37,329         363          14
   Cost of mutual fund shares sold .................   (48,244)    (31,339)       (568)        (15)
                                                       -------     -------      ------        ----
      Realized gain (loss) on investments ..........    (7,767)      5,990        (205)         (1)
   Change in unrealized gain (loss)
      on investments ...............................      (151)    (71,176)     (2,307)       (206)
                                                       -------     -------      ------        ----
      Net gain (loss) on investments ...............    (7,918)    (65,186)     (2,512)       (207)
                                                       -------     -------      ------        ----
   Reinvested capital gains ........................        --          --          --          --
                                                       -------     -------      ------        ----
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........    (5,448)    (64,855)     (2,488)       (216)
                                                       =======     =======      ======        ====

Investment activity:                                   GVITGvtBd   GVITGrowth   GVITIDAgg   GVITIDCon
                                                       ---------   ----------   ---------   ---------
   Reinvested dividends ............................   $  83,964           --       22            1
   Mortality and expense risk charges (note 3) .....     (15,221)     (23,686)     (14)         (11)
                                                       ---------   ----------     ----       ------
      Net investment income (loss) .................      68,743      (23,686)       8          (10)
                                                       ---------   ----------     ----       ------

   Proceeds from mutual fund shares sold ...........     267,974      141,491       13        8,244
   Cost of mutual fund shares sold .................    (247,521)    (186,297)     (15)      (8,038)
                                                       ---------   ----------     ----       ------
      Realized gain (loss) on investments ..........      20,453      (44,806)      (2)         206
   Change in unrealized gain (loss)
      on investments ...............................      77,900     (975,420)    (420)          (1)
                                                       ---------   ----------     ----       ------
      Net gain (loss) on investments ...............      98,353   (1,020,226)    (422)         205
                                                       ---------   ----------     ----       ------
   Reinvested capital gains ........................      15,394           --       --           --
                                                       ---------   ----------     ----       ------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........   $ 182,490   (1,043,912)    (414)         195
                                                       =========   ==========     ====       ======

Investment activity:                                   GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITMyMkt
                                                       ---------   ------------   ------------   ---------
   Reinvested dividends ............................        31           457            929         9,382
   Mortality and expense risk charges (note 3) .....        (6)         (212)          (244)       (6,227)
                                                        ------        ------         ------       -------
      Net investment income (loss) .................        25           245            685         3,155
                                                        ------        ------         ------       -------

   Proceeds from mutual fund shares sold ...........     5,282         2,177          1,366        96,264
   Cost of mutual fund shares sold .................    (5,137)       (2,357)        (1,399)      (96,264)
                                                        ------        ------         ------       -------
      Realized gain (loss) on investments ..........       145          (180)           (33)           --
   Change in unrealized gain (loss)
      on investments ...............................       (59)       (6,000)         2,350            --
                                                        ------        ------         ------       -------
      Net gain (loss) on investments ...............        86        (6,180)         2,317            --
                                                        ------        ------         ------       -------
   Reinvested capital gains ........................         5            69            157            --
                                                        ------        ------         ------       -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..........       116        (5,866)         3,159         3,155
                                                        ======        ======         ======       =======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                      GVITLead   GVITSmCapVal   GVITSmComp    GVITTotRt
                                                          --------   ------------   ----------   ----------
   Reinvested dividends ...............................    $   3            20            --         94,910
   Mortality and expense risk charges (note 3) ........       (2)       (1,673)       (1,548)       (89,784)
                                                           -----       -------       -------     ----------
      Net investment income (loss) ....................        1        (1,653)       (1,548)         5,126
                                                           -----       -------       -------     ----------

   Proceeds from mutual fund shares sold ..............      495        46,889        26,904        930,450
   Cost of mutual fund shares sold ....................     (572)      (59,310)      (33,996)    (1,091,657)
                                                           -----       -------       -------     ----------
      Realized gain (loss) on investments .............      (77)      (12,421)       (7,092)      (161,207)
   Change in unrealized gain (loss)
      on investments ..................................       --       (69,157)      (28,636)    (2,065,596)
                                                           -----       -------       -------     ----------
      Net gain (loss) on investments ..................      (77)      (81,578)      (35,728)    (2,226,803)
                                                           -----       -------       -------     ----------
   Reinvested capital gains ...........................       --         5,432            --             --
                                                           -----       -------       -------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........    $ (76)      (77,799)      (37,276)    (2,221,677)
                                                           =====       =======       =======     ==========

Investment activity:                                      GVITUSGro   NBAMTBal   NBAMTGro   NBAMTGuard
                                                          ---------   --------   --------   ----------
   Reinvested dividends ...............................       --        25,219         --        203
   Mortality and expense risk charges (note 3) ........       (1)       (7,534)    (1,120)      (211)
                                                             ---      --------    -------     ------
      Net investment income (loss) ....................       (1)       17,685     (1,120)        (8)
                                                             ---      --------    -------     ------

   Proceeds from mutual fund shares sold ..............       93       110,187     18,821      6,707
   Cost of mutual fund shares sold ....................      (94)     (201,770)   (95,967)    (6,756)
                                                             ---      --------    -------     ------
      Realized gain (loss) on investments .............       (1)      (91,583)   (77,146)       (49)
   Change in unrealized gain (loss)
      on investments ..................................      (39)     (117,722)    22,668     (7,667)
                                                             ---      --------    -------     ------
      Net gain (loss) on investments ..................      (40)     (209,305)   (54,478)    (7,716)
                                                             ---      --------    -------     ------
   Reinvested capital gains ...........................       --            --         --         --
                                                             ---      --------    -------     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      (41)     (191,620)   (55,598)    (7,724)
                                                             ===      ========    =======     ======

Investment activity:                                       NBAMTLMat   NBAMTPart   OppBdFd   OppCapAp
                                                           ---------   ---------   -------   --------
   Reinvested dividends ................................    $   178         512       536      1,592
   Mortality and expense risk charges (note 3) .........        (38)       (763)     (103)    (2,135)
                                                            -------     -------    ------    -------
      Net investment income (loss) .....................        140        (251)      433       (543)
                                                            -------     -------    ------    -------

   Proceeds from mutual fund shares sold ...............      3,637       5,717     8,432     23,992
   Cost of mutual fund shares sold .....................     (3,552)     (8,487)   (8,432)   (40,266)
                                                            -------     -------    ------    -------
      Realized gain (loss) on investments ..............         85      (2,770)       --    (16,274)
   Change in unrealized gain (loss)
      on investments ...................................         (1)    (24,703)      716    (71,753)
                                                            -------     -------    ------    -------
      Net gain (loss) on investments ...................         84     (27,473)      716    (88,027)
                                                            -------     -------    ------    -------
   Reinvested capital gains ............................         --          --        --         --
                                                            -------     -------    ------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ...........    $   224     (27,724)    1,149    (88,570)
                                                            =======     =======    ======    =======

Investment activity:                                       OppGlSec   OppMultStr    StOpp2   StDisc2
                                                           --------   ----------   -------   -------
   Reinvested dividends ................................       949       1,087         546       --
   Mortality and expense risk charges (note 3) .........    (1,427)       (324)     (1,074)    (257)
                                                           -------      ------     -------   ------
      Net investment income (loss) .....................      (478)        763        (528)    (257)
                                                           -------      ------     -------   ------

   Proceeds from mutual fund shares sold ...............    22,875       3,630      20,595    1,617
   Cost of mutual fund shares sold .....................   (38,370)     (4,371)    (26,707)  (2,005)
                                                           -------      ------     -------   ------
      Realized gain (loss) on investments ..............   (15,495)       (741)     (6,112)    (388)
   Change in unrealized gain (loss)
      on investments ...................................   (30,684)     (5,374)    (40,260)  (3,675)
                                                           -------      ------     -------   ------
      Net gain (loss) on investments ...................   (46,179)     (6,115)    (46,372)  (4,063)
                                                           -------      ------     -------   ------
   Reinvested capital gains ............................        --         451       2,533       --
                                                           -------      ------     -------   ------
         Net increase (decrease) in contract owners'
            equity resulting from operations ...........   (46,657)     (4,901)    (44,367)  (4,320)
                                                           =======      ======     =======   ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                    StIntStk2   VEWrldBd   VEWrldEMkt   VEWrldHAs   VKEmMkt   VKUSRealEst
                                                        ---------   --------   ----------   ---------   -------   -----------
   Reinvested dividends .............................    $   396         --          61          25      1,280       2,762
   Mortality and expense risk charges (note 3) ......       (102)       (49)       (293)        (53)       (99)       (579)
                                                         -------     ------     -------      ------      -----      ------
      Net investment income (loss) ..................        294        (49)       (232)        (28)     1,181       2,183
                                                         -------     ------     -------      ------      -----      ------

   Proceeds from mutual fund shares sold ............        942      7,819       5,488       7,357        548       9,027
   Cost of mutual fund shares sold ..................     (2,726)    (7,571)    (10,646)     (7,841)      (543)     (8,535)
                                                         -------     ------     -------      ------      -----      ------
      Realized gain (loss) on investments ...........     (1,784)       248      (5,158)       (484)         5         492
   Change in unrealized gain (loss)
      on investments ................................     (2,526)     1,373       3,648        (801)       194      (5,323)
                                                         -------     ------     -------      ------      -----      ------
      Net gain (loss) on investments ................     (4,310)     1,621      (1,510)     (1,285)       199      (4,831)
                                                         -------     ------     -------      ------      -----      ------
   Reinvested capital gains .........................         --         --          --          --         --       1,929
                                                         -------     ------     -------      ------      -----      ------
         Net increase (decrease) in contract owners'
            equity resulting from operations ........    $(4,016)     1,572      (1,742)     (1,313)     1,380        (719)
                                                         =======     ======     =======      ======      =====      ======

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                             Total                 ACVPBal
                                                   ------------------------   -----------------
Investment activity:                                   2002         2001        2002      2001
                                                   -----------   ----------   -------   -------
   Net investment income (loss) ................   $    83,647       82,357     6,328     7,374
   Realized gain (loss) on investments .........      (566,989)    (232,774)   (8,097)   (5,177)
   Change in unrealized gain (loss)
      on investments ...........................    (4,034,682)  (5,328,138)  (34,193)  (31,180)
   Reinvested capital gains ....................        39,664    1,203,867        --    12,130
                                                   -----------   ----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................    (4,478,360)  (4,274,688)  (35,962)  (16,853)
                                                   -----------   ----------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     2,942,034    3,062,285    44,252    46,650
   Transfers between funds .....................            --           --       911    (5,416)
   Surrenders (note 6) .........................    (1,024,687)  (1,577,157)  (13,118)  (23,735)
   Death benefits (note 4) .....................      (133,875)     (69,775)   (1,709)   (4,113)
   Policy loans (net of repayments) (note 5) ...        75,953      (15,295)   (4,216)    6,237
   Deductions for surrender charges
      (note 2d) ................................       (34,678)     (80,536)     (450)   (1,212)
   Redemptions to pay cost of insurance
      charges and administration charges
         (notes 2b and 2c) .....................    (2,137,394)  (2,129,490)  (37,232)  (34,873)
                                                   -----------   ----------   -------   -------
            Net equity transactions ............      (312,647)    (809,968)  (11,562)  (16,462)
                                                   -----------   ----------   -------   -------

Net change in contract owners' equity ..........    (4,791,007)  (5,084,656)  (47,524)  (33,315)
Contract owners' equity beginning
   of period ...................................    25,242,335   30,326,991   347,262   380,577
                                                   -----------   ----------   -------   -------
Contract owners' equity end of period ...........  $20,451,328   25,242,335   299,738   347,262
                                                   ===========   ==========   =======   =======

CHANGES IN UNITS:
   Beginning units .............................     1,062,689    1,075,638    17,814    18,681
                                                   -----------   ----------   -------   -------
   Units purchased .............................       353,559      195,628     6,503     2,692
   Units redeemed ..............................      (258,142)    (208,577)   (5,430)   (3,559)
                                                   -----------   ----------   -------   -------
   Ending units ................................     1,158,106    1,062,689    18,887    17,814
                                                   ===========   ==========   =======   =======

                                                       ACVPCapAp          ACVPIncGr
                                                   -----------------   ---------------
Investment activity:                                 2002      2001     2002     2001
                                                   -------   -------   ------   ------
   Net investment income (loss) ................      (726)     (980)     120       40
   Realized gain (loss) on investments .........   (10,886)  (14,808)    (726)    (285)
   Change in unrealized gain (loss)
      on investments ...........................   (10,980)  (81,381)  (8,323)  (4,472)
   Reinvested capital gains ....................        --    48,834       --       --
                                                   -------   -------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................   (22,592)  (48,335)  (8,929)  (4,717)
                                                   -------   -------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................    14,545    16,483    4,842    5,506
   Transfers between funds .....................     1,384   (42,867)    (372)  (3,581)
   Surrenders (note 6) .........................    (1,126)  (18,597)    (230)      --
   Death benefits (note 4) .....................        --        --       --       --
   Policy loans (net of repayments) (note 5) ...    (3,517)    5,275      114   (2,219)
   Deductions for surrender charges
      (note 2d) ................................       (39)     (950)      (8)      --
   Redemptions to pay cost of insurance
      charges and administration charges
         (notes 2b and 2c) .....................    (7,436)   (7,913)  (4,199)  (4,007)
                                                   -------   -------   ------   ------
            Net equity transactions ............     3,811   (48,569)     147   (4,301)
                                                   -------   -------   ------   ------

Net change in contract owners' equity ..........   (18,781)  (96,904)  (8,782)  (9,018)
Contract owners' equity beginning
   of period ...................................   100,621   197,525   44,416   53,434
                                                   -------   -------   ------   ------
Contract owners' equity end of period ..........    81,840   100,621   35,634   44,416
                                                   =======   =======   ======   ======

CHANGES IN UNITS:
   Beginning units .............................     5,594     7,836    4,332    4,738
                                                   -------   -------   ------   ------
   Units purchased .............................     2,444       930    1,357      576
   Units redeemed ..............................    (1,587)   (3,172)  (1,338)    (982)
                                                   -------   -------   ------   ------
   Ending units ................................     6,451     5,594    4,351    4,332
                                                   =======   =======   ======   ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         ACVPInt         ACVPUltra         ACVPVal            CSGPVen
                                                   ------------------   -----------   -----------------   ---------------
Investment activity:                                 2002       2001    2002   2001     2002      2001     2002     2001
                                                   --------   -------   ----   ----   -------   -------   ------   ------
   Net investment income (loss) ................   $    (25)     (505)    --    --          8        45      (88)    (106)
   Realized gain (loss) on investments .........     (4,009)   (8,621)    --    --       (312)     (957)    (725)    (330)
   Change in unrealized gain (loss)
      on investments ...........................    (10,044)  (24,023)   (19)   --    (22,406)    6,437   (3,867)  (4,442)
   Reinvested capital gains ....................         --     6,925     --    --      5,868        --       --       --
                                                   --------   -------   ----   ----   -------   -------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................    (14,078)  (26,224)   (19)   --    (16,842)    5,525   (4,680)  (4,878)
                                                   --------   -------   ----   ----   -------   -------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     13,052    14,472     --    --     14,393     7,803    2,703    2,091
   Transfers between funds .....................     (1,536)   (9,930)   134    --     35,185    74,878       --     (186)
   Surrenders (note 6) .........................        (88)   (4,429)    --    --     (1,638)       --       --       --
   Death benefits (note 4) .....................         --        --     --    --         --        --       --       --
   Policy loans (net of repayments) (note 5) ...       (115)    2,746     --    --       (128)    8,279       17       22
   Deductions for surrender charges
      (note 2d) ................................         (3)     (226)    --    --        (56)       --       --       --
   Redemptions to pay cost of insurance
      charges and administration charges
         (notes 2b and 2c) .....................     (6,431)   (6,495)    (3)   --     (7,370)   (3,789)  (1,042)  (1,053)
                                                   --------   -------   ----   ----   -------   -------   ------   ------
            Net equity transactions ............      4,879    (3,862)   131    --     40,386    87,171    1,678      874
                                                   --------   -------   ----   ----   -------   -------   ------   ------

Net change in contract owners' equity ..........     (9,199)  (30,086)   112    --     23,544    92,696   (3,002)  (4,004)
Contract owners' equity beginning
   of period ...................................     63,852    93,938     --    --    103,555    10,859   12,645   16,649
                                                   --------   -------   ----   ----   -------   -------   ------   ------
Contract owners' equity end of period ..........   $ 54,653    63,852    112    --    127,099   103,555    9,643   12,645
                                                   ========   =======    ===   ====   =======   =======   ======   ======

CHANGES IN UNITS:
   Beginning units .............................      4,105     4,243     --    --      6,084       714    1,134    1,057
                                                   --------   -------   ----   ----   -------   -------   ------   ------
   Units purchased .............................      1,046       893     15    --      4,277     5,719      311      180
   Units redeemed ..............................       (703)   (1,031)    (1)   --       (575)     (349)    (121)    (103)
                                                   --------   -------   ----   ----   -------   -------   ------   ------
   Ending units ................................      4,448     4,105     14    --      9,786     6,084    1,324    1,134
                                                   ========   =======    ===   ====   =======   =======   ======   ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         CSIntEq            CSSmCapGr        DrySmCapIxS        DrySRGro
                                                    -----------------   -----------------   ------------   ------------------
Investment activity:                                  2002      2001      2002      2001     2002   2001     2002      2001
                                                    --------   ------   -------   -------   -----   ----   -------   --------
   Net investment income (loss) .................   $   (217)    (250)     (533)     (651)      1    --       (897)    (1,758)
   Realized gain (loss) on investments ..........     (1,172)  (1,031)  (13,240)  (20,366)     --    --    (13,528)   (19,619)
   Change in unrealized gain (loss)
      on investments ............................     (5,169)  (7,098)  (15,360)    5,941       5    --    (40,084)   (48,762)
   Reinvested capital gains .....................         --       --        --        --      --    --         --         --
                                                    --------   ------   -------   -------   -----   ----   -------   --------
   Net increase (decrease) in contract
      owners' equity resulting from operations ..     (6,558)  (8,379)  (29,133)  (15,076)      6    --    (54,509)   (70,139)
                                                    --------   ------   -------   -------   -----   ----   -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      6,889    7,481    13,858    15,652      --    --     24,799     30,254
   Transfers between funds ......................         --     (674)     (489)  (16,166)  1,102    --    (13,677)   (30,016)
   Surrenders (note 6) ..........................    (13,825)     (16)  (10,402)   (1,333)     --    --     (3,838)   (25,110)
   Death benefits (note 4) ......................         --       --        --        --      --    --         --         --
   Policy loans (net of repayments) (note 5) ....     12,738      (55)    7,309     1,841      --    --     (1,079)    (4,465)
   Deductions for surrender charges
      (note 2d) .................................         --       (1)     (357)      (68)     --    --       (132)    (1,282)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................     (3,068)  (3,152)   (7,931)   (9,336)     (1)   --    (12,227)   (13,886)
                                                    --------   ------   -------   -------   -----   ----   -------   --------
         Net equity transactions ................      2,734    3,583     1,988    (9,410)  1,101    --     (6,154)   (44,505)
                                                    --------   ------   -------   -------   -----   ----   -------   --------

Net change in contract owners' equity ...........     (3,824)  (4,796)  (27,145)  (24,486)  1,107    --    (60,663)  (114,644)
Contract owners' equity beginning
 of period ......................................     29,820   34,616    83,939   108,425      --    --    191,499    306,143
                                                    --------   ------   -------   -------   -----   ----   -------   --------
Contract owners' equity end of period ...........   $ 25,996   29,820    56,794    83,939   1,107    --    130,836    191,499
                                                    ========   ======   =======   =======   =====   ====   =======   ========

CHANGES IN UNITS:
   Beginning units ..............................      2,925    2,618     4,749     5,111      --    --      7,729      9,490
                                                    --------   ------   -------   -------   -----   ----   -------   --------
   Units purchased ..............................      1,885      806     1,596     1,119     145    --      2,030      1,214
   Units redeemed ...............................     (1,534)    (499)   (1,317)   (1,481)     --    --     (1,866)    (2,975)
                                                    --------   ------   -------   -------   -----   ----   -------   --------
   Ending units .................................      3,276    2,925     5,028     4,749     145    --      7,893      7,729
                                                    ========   ======   =======   =======   =====   ====   =======   ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          DryStkIx             DryVIFApp        DryVIFGrInc       FedQualBd
                                                    --------------------   ----------------   ---------------   ------------
Investment activity:                                   2002       2001       2002     2001     2002     2001     2002   2001
                                                    ---------   --------   -------   ------   ------   ------   -----   ----
   Net investment income (loss) .................   $   2,867      1,640       247      101      (47)     (47)     (9)   --
   Realized gain (loss) on investments ..........      (8,123)    14,272      (267)    (569)    (809)       9       1    --
   Change in unrealized gain (loss)
      on investments ............................    (126,001)  (107,638)  (12,218)  (5,330)  (7,198)  (1,506)    145    --
   Reinvested capital gains .....................          --      2,921        --       --       --      298      --    --
                                                    ---------   --------   -------   ------   ------   ------   -----   ----
   Net increase (decrease) in contract
      owners' equity resulting from operations ..    (131,257)   (88,805)  (12,238)  (5,798)  (8,054)  (1,246)    137    --
                                                    ---------   --------   -------   ------   ------   ------   -----   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................      99,469    105,465     5,037    6,545    3,654    3,723     284    --
   Transfers between funds ......................     (11,512)   (37,037)   11,219   18,067      694   13,920   3,537    --
   Surrenders (note 6) ..........................     (23,088)   (10,817)        1   (5,327)      --       --      --    --
   Death benefits (note 4) ......................          --     (1,707)       --       --       --       --      --    --
   Policy loans (net of repayments) (note 5) ....      10,427         47       203       53     (339)     415      --    --
   Deductions for surrender charges
      (note 2d) .................................        (792)      (552)       --     (272)      --       --      --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................     (41,626)   (43,044)   (3,858)  (4,120)  (2,859)  (2,146)    (43)   --
                                                    ---------   --------   -------   ------   ------   ------   -----   ----
         Net equity transactions ................      32,878     12,355    12,602   14,946    1,150   15,912   3,778    --
                                                    ---------   --------   -------   ------   ------   ------   -----   ----

Net change in contract owners' equity ...........     (98,379)   (76,450)      364    9,148   (6,904)  14,666   3,915    --
Contract owners' equity beginning
 of period ......................................     554,112    630,562    59,557   50,409   30,132   15,466      --    --
                                                    ---------   --------   -------   ------   ------   ------   -----   ----
Contract owners' equity end of period ...........   $ 455,733    554,112    59,921   59,557   23,228   30,132   3,915    --
                                                    =========   ========   =======   ======   ======   ======   =====   ====

CHANGES IN UNITS:
   Beginning units ..............................      21,028     20,846     4,603    3,505    2,282    1,094      --    --
                                                    ---------   --------   -------   ------   ------   ------   -----   ----
   Units purchased ..............................       8,125      4,042     1,382    1,749      504    1,357     369    --
   Units redeemed ...............................      (4,678)    (3,860)     (342)    (651)    (379)    (169)     (4)   --
                                                    ---------   --------   -------   ------   ------   ------   -----   ----
   Ending units .................................      24,475     21,028     5,643    4,603    2,407    2,282     365    --
                                                    =========   ========   =======   ======   ======   ======   =====   ====

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       FidVIPEI               FidVIPGr             FidVIPHI            FidVIPOv
                                                  ------------------   ---------------------   ----------------   -----------------
Investment activity:                                2002       2001       2002        2001      2002      2001      2002      2001
                                                  --------   -------   ---------   ---------   ------   -------   -------   -------
   Net investment income (loss) ...............   $  2,993     3,624      (4,446)     (8,257)   5,007     6,767       (27)    1,798
   Realized gain (loss) on investments ........     (1,230)    6,560     (63,731)    (22,696)  (5,923)   (2,598)  (10,060)     (728)
   Change in unrealized gain (loss)
      on investments ..........................    (78,764)  (52,183)   (241,466)   (341,066)   2,173   (11,721)     (105)  (15,022)
   Reinvested capital gains ...................      7,826    18,777          --      96,517       --        --        --     3,374
                                                  --------   -------   ---------   ---------   ------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (69,175)  (23,222)   (309,643)   (275,502)   1,257    (7,552)  (10,192)  (10,578)
                                                  --------   -------   ---------   ---------   ------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     30,536    29,544      85,738      76,520    3,743     3,725     4,667     5,006
   Transfers between funds ....................     33,045     1,050     (43,849)   (115,169)  (1,044)      411     6,077     3,440
   Surrenders (note 6) ........................       (881)   (5,802)    (30,102)    (34,485)    (965)     (852)       --      (337)
   Death benefits (note 4) ....................         --        --          --      (1,581)      --        --        --        --
   Policy loans (net of repayments) (note 5) ..     (1,039)  (11,053)     12,577     (46,843)    (110)      600      (107)      384
   Deductions for surrender charges
      (note 2d) ...............................        (30)     (296)     (1,033)     (1,761)     (33)      (43)       --       (17)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (33,004)  (29,080)    (74,326)    (79,368)  (3,996)   (3,941)   (3,044)   (2,448)
                                                  --------   -------   ---------   ---------   ------   -------   -------   -------
      Net equity transactions .................     28,627   (15,637)    (50,995)   (202,687)  (2,405)     (100)    7,593     6,028
                                                  --------   -------   ---------   ---------   ------   -------   -------   -------

Net change in contract owners' equity .........    (40,548)  (38,859)   (360,638)   (478,189)  (1,148)   (7,652)   (2,599)   (4,550)
Contract owners' equity beginning
   of period ..................................    366,908   405,767   1,024,033   1,502,222   51,588    59,240    40,122    44,672
                                                  --------   -------   ---------   ---------   ------   -------   -------   -------
Contract owners' equity end of period .........   $326,360   366,908     663,395   1,024,033   50,440    51,588    37,523    40,122
                                                  ========   =======   =========   =========   ======   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................      9,677    10,090      25,393      30,430    2,732     2,747     2,382     2,074
                                                  --------   -------   ---------   ---------   ------   -------   -------   -------
   Units purchased ............................      6,474       811       8,137       2,809    1,222       214     1,434       459
   Units redeemed .............................     (1,703)   (1,224)     (6,136)     (7,846)    (882)     (229)     (538)     (151)
                                                  --------   -------   ---------   ---------   ------   -------   -------   -------
   Ending units ...............................     14,448     9,677      27,394      25,393    3,072     2,732     3,278     2,382
                                                  ========   =======   =========   =========   ======   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       FidVIPAM            FidVIPCon          FidVIPGrOp      GVITGIHlth
                                                  -----------------   ------------------   ---------------   ------------
Investment activity:                                2002      2001      2002      2001      2002     2001     2002   2001
                                                  --------   ------   -------   --------   ------   ------   -----   ----
   Net investment income (loss) ...............   $  2,470    2,831       331         92       24      (48)     (9)   --
   Realized gain (loss) on investments ........     (7,767)    (276)    5,990     13,161     (205)  (2,090)     (1)   --
   Change in unrealized gain (loss)
      on investments ..........................       (151)  (8,117)  (71,176)  (132,840)  (2,307)    (562)   (206)   --
   Reinvested capital gains ...................         --    1,307        --     19,190       --       --      --    --
                                                  --------   ------   -------   --------   ------   ------   -----   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (5,448)  (4,255)  (64,855)  (100,397)  (2,488)  (2,700)   (216)   --
                                                  --------   ------   -------   --------   ------   ------   -----   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................        933      989    35,762     43,033    1,882    3,107     659    --
   Transfers between funds ....................    (26,352)      --    (4,807)     4,490       --   (3,936)  1,992    --
   Surrenders (note 6) ........................       (852)      --   (24,625)   (14,269)      --   (1,020)     --    --
   Death benefits (note 4) ....................         --       --        --     (1,719)      --       --      --    --
   Policy loans (net of repayments) (note 5) ..        (56)     (17)   13,450      1,278       30     (552)     49    --
   Deductions for surrender charges
      (note 2d) ...............................        (29)      --      (845)      (729)      --      (52)     --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (3,887)  (4,049)  (30,484)   (27,495)  (1,251)  (1,245)   (327)   --
                                                  --------   ------   -------   --------   ------   ------   -----   ----
      Net equity transactions .................    (30,243)  (3,077)  (11,549)     4,589      661   (3,698)  2,373    --
                                                  --------   ------   -------   --------   ------   ------   -----   ----

Net change in contract owners' equity .........    (35,691)  (7,332)  (76,404)   (95,808)  (1,827)  (6,398)  2,157    --
Contract owners' equity beginning
   of period ..................................     79,774   87,106   660,912    756,720   10,746   17,144      --    --
                                                  --------   ------   -------   --------   ------   ------   -----   ----
Contract owners' equity end of period .........   $ 44,083   79,774   584,508    660,912    8,919   10,746   2,157    --
                                                  ========   ======   =======   ========   ======   ======   =====   ====

CHANGES IN UNITS:
   Beginning units ............................      3,216    3,341    31,348     31,245    1,098    1,487      --    --
                                                  --------   ------   -------   --------   ------   ------   -----   ----
   Units purchased ............................        180       53     9,425      2,423      445      327     338    --
   Units redeemed .............................     (1,377)    (178)   (5,864)    (2,320)    (380)    (716)    (78)   --
                                                  --------   ------   -------   --------   ------   ------   -----   ----
   Ending units ...............................      2,019    3,216    34,909     31,348    1,163    1,098     260    --
                                                  ========   ======   =======   ========   ======   ======   =====   ====

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         GVITGvtBd                GVITGrowth           GVITIDAgg     GVITIDCon
                                                  ----------------------   -----------------------   ------------   -----------
Investment activity:                                 2002         2001        2002         2001      2002    2001   2002   2001
                                                  ----------   ---------   ----------   ----------   -----   ----   ----   ----
   Net investment income (loss)................   $   68,743      74,662      (23,686)     (30,433)      8    --     (10)   --
   Realized gain (loss) on investments.........       20,453      13,393      (44,806)      18,573      (2)   --     206    --
   Change in unrealized gain (loss)
      on investments...........................       77,900      14,597     (975,420)  (1,406,548)   (420)   --      (1)   --
   Reinvested capital gains....................       15,394       2,533           --           --      --    --      --    --
                                                  ----------   ---------   ----------   ----------   -----   ----   ----   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations............................      182,490     105,185   (1,043,912)  (1,418,408)   (414)   --     195    --
                                                  ----------   ---------   ----------   ----------   -----   ----   ----   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 6).................      203,490     200,978      579,827      644,615     846    --     384    --
   Transfers between funds.....................      (22,282)    210,343      (65,233)    (179,319)  3,251    --    (345)   --
   Surrenders (note 6).........................      (64,414)   (115,038)    (115,797)    (266,189)     --    --      --    --
   Death benefits (note 4).....................      (18,620)    (13,344)     (17,483)          --      --    --      --    --
   Policy loans (net of repayments) (note 5)...      (45,123)     15,080       70,974       74,831      --    --      --    --
   Deductions for surrender charges
..     (note 2d)................................       (2,210)     (5,874)      (3,972)     (13,593)     --    --      --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (184,306)   (165,239)    (334,515)    (348,595)   (549)   --    (104)   --
                                                  ----------   ---------   ----------   ----------   -----   ----   ----   ----
         Net equity transactions ..............     (133,465)    126,906      113,801      (88,250)  3,548    --     (65)   --
                                                  ----------   ---------   ----------   ----------   -----   ----   ----   ---

Net change in contract owners' equity..........       49,025     232,091     (930,111)  (1,506,658)  3,134    --     130    --
Contract owners' equity beginning
   of period...................................    1,881,038   1,648,947    3,498,067    5,004,725      --    --      --    --
                                                  ----------   ---------   ----------   ----------   -----   ----   ----   ----
Contract owners' equity end of period..........   $1,930,063   1,881,038    2,567,956    3,498,067   3,134    --     130    --
                                                  ==========   =========    =========    =========   =====   ====   ====   ====

CHANGES IN UNITS:
   Beginning units.............................       90,403      84,317      205,499      209,596      --    --      --    --
                                                  ----------   ---------   ----------   ----------   -----   ----   ----   ----
   Units purchased.............................       17,972      23,628       81,828       40,735     440    --      39    --
   Units redeemed..............................      (20,740)    (17,542)     (61,437)     (44,832)    (61)   --     (26)   --
                                                  ----------   ---------   ----------   ----------   -----   ----   ----   ----
   Ending units................................       87,635      90,403      225,890      205,499     379    --      13    --
                                                  ==========   =========   ==========   ==========   =====   ====   ====   ====

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     GVITIDMod      GVITIDModAgg    GVITIDModCon        GVITMyMkt
                                                  --------------   -------------   --------------   -----------------
Investment activity:                                2002    2001    2002    2001     2002    2001     2002      2001
                                                  -------   ----   ------   ----   -------   ----   -------   -------
   Net investment income (loss)................   $    25    --       245    --        685    --      3,155    20,323
   Realized gain (loss) on investments.........       145    --      (180)   --        (33)   --         --        --
   Change in unrealized gain (loss)
      on investments...........................       (59)   --    (6,000)   --      2,350    --         --        --
   Reinvested capital gains....................         5    --        69    --        157    --         --        --
                                                  -------   ----   ------   ----   -------   ----   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations............................       116    --    (5,866)   --      3,159    --      3,155    20,323
                                                  -------   ----   ------   ----   -------   ----   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6).................        94    --     3,392    --        659    --     20,454    10,398
   Transfers between funds.....................    11,742    --    50,337    --    136,765    --     23,077   273,251
   Surrenders (note 6).........................    (5,079)   --        --    --         --    --    (47,691)  (61,722)
   Death benefits (note 4).....................        --    --        --    --         --    --        (16)       --
   Policy loans (net of repayments) (note 5)...        --    --      (363)   --         --    --     12,927   (71,018)
   Deductions for surrender charges
      (note 2d)................................      (174)   --        --    --         --    --     (1,636)   (3,152)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................       (70)   --    (2,497)   --     (1,366)   --    (20,468)  (14,768)
                                                  -------   ----   ------   ----   -------   ----   -------   -------
         Net equity transactions...............     6,513    --    50,869    --    136,058    --    (13,353)  132,989
                                                  -------   ----   ------   ----   -------   ----   -------   -------

Net change in contract owners' equity..........     6,629    --    45,003    --    139,217    --    (10,198)  153,312
Contract owners' equity beginning
   of period...................................        --    --        --    --         --    --    800,352   647,040
                                                  -------   ----   ------   ----   -------   ----   -------   -------
Contract owners' equity end of period..........   $ 6,629    --    45,003    --    139,217    --    790,154   800,352
                                                  =======   ====   ======   ====   =======   ====   =======   =======

CHANGES IN UNITS:
   Beginning units.............................        --    --        --    --         --    --     53,446    44,405
                                                  -------   ----   ------   ----   -------   ----   -------   -------
   Units purchased.............................       739    --     5,766    --     14,690    --      3,155    19,463
   Units redeemed..............................        (9)   --      (555)   --       (144)   --     (3,995)  (10,422)
                                                  -------   ----   ------   ----   -------   ----   -------   -------
   Ending units................................       730    --     5,211    --     14,546    --     52,606    53,446
                                                  =======   ====   ======   ====   =======   ====   =======   =======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     GVITLead       GVITSmCapVal         GVITSmComp             GVITTotRt
                                                   -----------   -----------------   -----------------   -----------------------
Investment activity:                               2002   2001     2002      2001      2002      2001       2002         2001
                                                   ----   ----   -------   -------   -------   -------   ----------   ----------
   Net investment income (loss) ................   $  1    --     (1,653)   (1,315)   (1,548)   (1,454)       5,126       (4,651)
   Realized gain (loss) on investments .........    (77)   --    (12,421)   (3,700)   (7,092)   (6,345)    (161,207)     (17,304)
   Change in unrealized gain (loss)
      on investments ...........................     --    --    (69,157)   11,723   (28,636)   (8,900)  (2,065,596)  (2,259,520)
   Reinvested capital gains ....................     --    --      5,432    15,642        --        --           --      363,368
                                                   ----   ----   -------   -------   -------   -------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................    (76)   --    (77,799)   22,350   (37,276)  (16,699)  (2,221,677)  (1,918,107)
                                                   ----   ----   -------   -------   -------   -------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................    246    --     17,893    12,533    24,637    23,638    1,412,515    1,484,181
   Transfers between funds .....................    294    --     47,206   102,010     3,280   (12,782)    (255,337)    (249,270)
   Surrenders (note 6) .........................     --    --    (12,738)   (2,312)  (10,548)   (2,100)    (532,766)    (850,532)
   Death benefits (note 4) .....................     --    --         --        --        --        --      (79,857)     (34,164)
   Policy loans (net of repayments) (note 5) ...    (17)   --      3,461     4,162     1,816     1,337      (12,002)     (19,105)
   Deductions for surrender charges
      (note 2d) ...............................      --    --       (437)     (118)     (362)     (107)     (18,276)     (43,432)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................    (43)   --    (16,747)   (9,619)  (12,876)  (12,616)  (1,097,320)  (1,121,726)
                                                   ----   ----   -------   -------   -------   -------   ----------   ----------
         Net equity transactions ...............    480    --     38,638   106,656     5,947    (2,630)    (583,043)    (834,048)
                                                   ----   ----   -------   -------   -------   -------   ----------   ----------

Net change in contract owners' equity ..........    404    --    (39,161)  129,006   (31,329)  (19,329)  (2,804,720)  (2,752,155)
Contract owners' equity beginning
   of period ...................................     --    --    211,223    82,217   215,772   235,101   12,484,896   15,237,051
                                                   ----   ----   -------   -------   -------   -------   ----------   ----------
Contract owners' equity end of period ..........   $404    --    172,062   211,223   184,443   215,772    9,680,176   12,484,896
                                                   ====   ====   =======   =======   =======   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units .............................     --    --     13,864     6,867     9,305     9,383      418,936      447,240
                                                   ----   ----   -------   -------   -------   -------   ----------   ----------
   Units purchased .............................     66    --      4,360     8,124     3,018     1,294      119,501       53,298
   Units redeemed ..............................    (18)   --     (1,960)   (1,127)   (1,653)   (1,372)    (101,570)     (81,602)
                                                   ----   ----   -------   -------   -------   -------   ----------   ----------
   Ending units ................................     48    --     16,264    13,864    10,670     9,305      436,867      418,936
                                                   ====   ====   =======   =======   =======   =======   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     GVITUSGro           NBAMTBal              NBAMTGro           NBAMTGuard
                                                   -------------   --------------------   ------------------   ----------------
Investment activity:                                2002    2001     2002        2001       2002      2001       2002     2001
                                                   ------   ----   --------   ---------   -------   --------   -------   ------
   Net investment income (loss) ................   $   (1)   --      17,685      12,979    (1,120)    (1,546)       (8)    (129)
   Realized gain (loss) on investments .........       (1)   --     (91,583)    (74,070)  (77,146)   (60,427)      (49)     (16)
   Change in unrealized gain (loss)
      on investments ...........................      (39)   --    (117,722)   (559,448)   22,668   (112,499)   (7,667)  (1,689)
   Reinvested capital gains ....................       --    --          --     422,854        --     96,494        --    1,012
                                                   ------   ----   --------   ---------   -------   --------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................      (41)   --    (191,620)   (197,685)  (55,598)   (77,978)   (7,724)    (822)
                                                   ------   ----   --------   ---------   -------   --------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................       --    --     113,988     131,024    28,776     34,207     4,640    3,632
   Transfers between funds .....................    1,267    --     (14,555)    (41,503)   (9,933)   (19,868)   (4,574)  19,870
   Surrenders (note 6) .........................       --    --     (63,305)    (81,395)   (3,963)    (9,674)       --       --
   Death benefits (note 4) .....................       --    --     (16,190)    (11,332)       --         --        --       --
   Policy loans (net of repayments) (note 5) ...      (42)   --      (3,658)     14,781    (3,418)    (8,874)      (76)      --
   Deductions for surrender charges
      (note 2d) ................................       --    --      (2,172)     (4,156)     (136)      (494)       --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................      (47)   --     (86,598)    (89,586)  (14,947)   (15,714)   (2,990)  (2,462)
                                                   ------   ----  ---------   ---------   -------   --------   -------   ------
         Net equity transactions ...............    1,178    --     (72,490)    (82,167)   (3,621)   (20,417)   (3,000)  21,040
                                                   ------   ----  ---------   ---------   -------   --------   -------   ------

Net change in contract owners' equity ..........    1,137    --    (264,110)   (279,852)  (59,219)   (98,395)  (10,724)  20,218
Contract owners' equity beginning
   of period ...................................       --    --   1,108,809   1,388,661   174,588    272,983    32,812   12,594
                                                   ------   ----  ---------   ---------   -------   --------   -------   ------
Contract owners' equity end of period ..........   $1,137    --     844,699   1,108,809   115,369    174,588    22,088   32,812
                                                   ======   ====  =========   =========   =======   ========   =======   ======

CHANGES IN UNITS:
   Beginning units .............................       --    --      51,942      55,909     7,625      8,236     3,152    1,182
                                                   ------   ----  ---------   ---------   -------   --------   -------   ------
   Units purchased .............................      180    --      17,384       6,414     2,368      1,608       549    2,221
   Units redeemed ..............................      (41)   --     (15,624)    (10,381)   (2,309)    (2,219)     (793)    (251)
                                                   ------   ----  ---------   ---------   -------   --------   -------   ------
   Ending units ................................      139    --      53,702      51,942     7,684      7,625     2,908    3,152
                                                   ======   ====  =========   =========   =======   ========   =======   ======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                           NBAMTLMat          NBAMTPart            OppBdFd            OppCapAp
                                                       ----------------   -----------------   ----------------   -----------------
Investment activity:                                     2002     2001      2002      2001      2002     2001      2002      2001
                                                       -------   ------   -------   -------   -------   ------   -------   -------
   Net investment income (loss).....................   $   140      191      (251)     (453)      433      716      (543)     (608)
   Realized gain (loss) on investments..............        85       32    (2,770)   (5,708)       --     (142)  (16,274)  (11,999)
   Change in unrealized gain (loss)
      on investments................................        (1)      68   (24,703)   (1,526)      716      129   (71,753)  (65,020)
   Reinvested capital gains.........................        --       --        --     3,943        --       --        --    29,063
                                                       -------   ------   -------   -------   -------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from operations...       224      291   (27,724)   (3,744)    1,149      703   (88,570)  (48,564)
                                                       -------   ------   -------   -------   -------   ------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................     1,711    1,681     8,107     8,599     2,134    2,111    29,256    28,756
   Transfers between funds..........................     1,459     (549)      (99)    1,794     6,431    2,528     9,563    37,004
   Surrenders (note 6)..............................    (2,619)      --    (5,056)  (14,527)  (10,260)  (3,872)   (5,103)   (1,227)
   Death benefits (note 4)..........................        --       --        --        --        --       --        --    (1,815)
   Policy loans (net of repayments) (note 5)........     2,101     (234)    2,754    13,930     3,510    1,358      (646)      343
   Deductions for surrender charges
      (note 2d).....................................       (90)      --      (173)     (742)     (352)    (198)     (175)      (63)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).............................      (898)  (1,081)   (5,085)   (5,716)   (2,221)  (1,526)  (25,335)  (23,502)
                                                       -------   ------   -------   -------   -------   ------   -------   -------
         Net equity transactions....................     1,664     (183)      448     3,338      (758)     401     7,560    39,496
                                                       -------   ------   -------   -------   -------   ------   -------   -------

Net change in contract owners' equity...............     1,888      108   (27,276)     (406)      391    1,104   (81,010)   (9,068)
Contract owners' equity beginning
   of period........................................     3,420    3,312   111,844   112,250    11,585   10,481   316,448   325,516
                                                       -------   ------   -------   -------   -------   ------   -------   -------
Contract owners' equity end of period...............   $ 5,308    3,420    84,568   111,844    11,976   11,585   235,438   316,448
                                                       =======   ======   =======   =======   =======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units..................................       200      209     4,637     4,486       582      563    20,403    18,201
                                                       -------   ------   -------   -------   -------   ------   -------   -------
   Units purchased..................................       226      144     2,371       569       460      241     3,709     4,124
   Units redeemed...................................      (129)    (153)   (1,191)     (418)     (486)    (222)   (2,829)   (1,922)
                                                       -------   ------   -------   -------   -------   ------   -------   -------
   Ending units.....................................       297      200     5,817     4,637       556      582    21,283    20,403
                                                       =======   ======   =======   =======   =======   ======   =======   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                            OppGISec           OppMultStr            StOpp2            StDisc2
                                                       ------------------   ----------------   -----------------   ---------------
Investment activity:                                     2002       2001     2002      2001      2002      2001     2002     2001
                                                       --------   -------   ------   -------   -------   -------   ------   ------
   Net investment income (loss).....................   $   (478)      (98)     763       987      (528)     (312)    (257)     (52)
   Realized gain (loss) on investments..............    (15,495)  (19,349)    (741)      686    (6,112)    5,994     (388)    (825)
   Change in unrealized gain (loss)
      on investments................................    (30,684)  (35,236)  (5,374)   (1,978)  (40,260)  (36,451)  (3,675)  (3,778)
   Reinvested capital gains.........................         --    26,498      451     1,680     2,533    23,812       --    5,513
                                                       --------   -------   ------   -------   -------   -------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from operations...    (46,657)  (28,185)  (4,901)    1,375   (44,367)   (6,957)  (4,320)     858
                                                       --------   -------   ------   -------   -------   -------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)......................     30,672    30,264    1,541   (17,882)   17,141    18,190    2,922    3,341
   Transfers between funds..........................     (2,335)  (14,922)  20,934     1,490     6,267     7,851      957    1,597
   Surrenders (note 6)..............................     (3,092)   (1,568)  (1,845)       --    (7,137)  (15,804)      --   (3,405)
   Death benefits (note 4)..........................         --        --       --        --        --        --       --       --
   Policy loans (net of repayments) (note 5)........     (1,905)     (712)     401    (1,664)      325    (6,608)    (201)    (871)
   Deductions for surrender charges (note 2d).......       (106)      (80)     (63)       --      (245)     (807)      --     (174)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).............................    (11,403)  (10,265)  (2,127)     (991)  (14,977)  (13,194)  (2,587)  (2,121)
                                                       --------   -------   ------   -------   -------   -------   ------   ------
         Net equity transactions....................     11,831     2,717   18,841   (19,047)    1,374   (10,372)   1,091   (1,633)
                                                       --------   -------   ------   -------   -------   -------   ------   ------

Net change in contract owners' equity...............    (34,826)  (25,468)  13,940   (17,672)  (42,993)  (17,329)  (3,229)    (775)
Contract owners' equity beginning of period.........    190,629   216,097   33,069    50,741   159,188   176,517   34,007   34,782
                                                       --------   -------   ------   -------   -------   -------   ------   ------
Contract owners' equity end of period...............   $155,803   190,629   47,009    33,069   116,195   159,188   30,778   34,007
                                                       ========   =======   ======   =======   =======   =======   ======   ======

CHANGES IN UNITS:
   Beginning units..................................      7,188     7,110    1,227     1,909     3,893     4,133    1,571    1,659
                                                       --------   -------   ------   -------   -------   -------   ------   ------
   Units purchased..................................      4,674     1,295    1,338        80     2,037       622      241      187
   Units redeemed...................................     (2,241)   (1,217)    (168)     (762)     (964)     (862)    (183)    (275)
                                                       --------   -------   ------   -------   -------   -------   ------   ------
   Ending units.....................................      9,621     7,188    2,397     1,227     4,966     3,893    1,629    1,571
                                                       ========   =======   ======   =======   =======   =======   ======   ======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     StIntStk2          VEWrldBd          VEWrldEMkt       VEWrldHAs
                                                  ----------------   --------------   ---------------   ---------------
Investment activity:                               2002      2001     2002     2001    2002     2001     2002     2001
                                                  -------   ------   ------   -----   ------   ------   ------   ------
   Net investment income (loss) ...............   $   294     (115)     (49)     62     (232)    (240)     (28)      16
   Realized gain (loss) on investments ........    (1,784)  (2,588)     248     (36)  (5,158)  (4,751)    (484)    (140)
   Change in unrealized gain (loss)
      on investments ..........................    (2,526)  (1,715)   1,373    (102)   3,648    4,488     (801)    (478)
   Reinvested capital gains ...................        --      536       --      --       --       --       --       --
                                                  -------   ------   ------   -----   ------   ------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (4,016)  (3,882)   1,572     (76)  (1,742)    (503)  (1,313)    (602)
                                                  -------   ------   ------   -----   ------   ------   ------   ------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................     3,437    3,750    1,710     381    5,091    4,732    1,576    1,046
   Transfers between funds.....................        --     (569)  15,527    (460)   3,816    1,785    6,416     (636)
   Surrenders (note 6).........................        --       --       --      --   (1,218)    (476)      --       --
   Death benefits (note 4).....................        --       --       --      --       --       --       --       --
   Policy loans (net of repayments) (note 5) ..        (8)    (674)    (543)     --   (1,545)     (94)    (724)    (827)
   Deductions for surrender charges
      (note 2d)................................        --       --       --      --      (42)     (24)      --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................    (1,424)  (1,362)    (844)   (363)  (3,626)  (2,550)    (984)    (760)
                                                  -------   ------   ------   -----   ------   ------   ------   ------
         Net equity transactions...............     2,005    1,145   15,850    (442)   2,476    3,373    6,284   (1,177)
                                                  -------   ------   ------   -----   ------   ------   ------   ------

Net change in contract owners' equity..........    (2,011)  (2,737)  17,422    (518)     734    2,870    4,971   (1,779)
Contract owners' equity beginning
   of period...................................    13,648   16,385    1,279   1,797   33,074   30,204    2,936    4,715
                                                  -------   ------   ------   -----   ------   ------   ------   ------
Contract owners' equity end of period..........   $11,637   13,648   18,701   1,279   33,808   33,074    7,907    2,936
                                                  =======   ======   ======   =====   ======   ======   ======   ======

CHANGES IN UNITS:
   Beginning units.............................     1,746    1,619       96     127    5,131    4,564      204      291
                                                  -------   ------   ------   -----   ------   ------   ------   ------
   Units purchased.............................       661      540    1,166      28    1,313    1,042      542       90
   Units redeemed..............................      (364)    (413)     (99)    (59)    (999)    (475)    (166)    (177)
                                                  -------   ------   ------   -----   ------   ------   ------   ------
   Ending units................................     2,043    1,746    1,163      96    5,445    5,131      580      204
                                                  =======   ======   ======   =====   ======   ======   ======   ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      VKEmMkt        VKUSRealEst
                                                  ---------------   ---------------
Investment activity:                               2002      2001    2002    2001
                                                  -------   -----   ------   ------
   Net investment income (loss)................   $ 1,181     343    2,183    1,774
   Realized gain (loss) on investments.........         5      (5)     492    2,102
   Change in unrealized gain (loss)
      on investments...........................       194     (78)  (5,323)     788
   Reinvested capital gains....................        --      --    1,929      646
                                                  -------   -----   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations............................     1,380     260     (719)   5,310
                                                  -------   -----   ------   ------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................     2,660     145   10,538    7,916
   Transfers between funds.....................    11,409   3,838   23,053    5,239
   Surrenders (note 6).........................        --    (891)  (7,279)    (296)
   Death benefits (note 4).....................        --      --       --       --
   Policy loans (net of repayments) (note 5)...        (1)      8    1,748    7,583
   Deductions for surrender charges
      (note 2d)................................        --     (46)    (250)     (15)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................      (496)   (128)  (4,299)  (4,166)
                                                  -------   -----   ------   ------
         Net equity transactions...............    13,572   2,926   23,511   16,261
                                                  -------   -----   ------   ------

Net change in contract owners' equity..........    14,952   3,186   22,792   21,571
Contract owners' equity beginning
   of period...................................     4,058     872   64,100   42,529
                                                  -------   -----   ------   ------
Contract owners' equity end of period..........   $19,010   4,058   86,892   64,100
                                                  =======   =====   ======   ======

CHANGES IN UNITS:
   Beginning units.............................       375      88    3,039    2,197
                                                  -------   -----   ------   ------
   Units purchased.............................     1,328     302    1,794    1,206
   Units redeemed..............................       (49)    (15)    (506)    (364)
                                                  -------   -----   ------   ------
   Ending units................................     1,654     375    4,327    3,039
                                                  =======   =====   ======   ======

See accompanying notes to financial statements.

================================================================================

================================================================================

                       NATIONWIDE VLI SEPARATE ACCOUNT-3

                         NOTES TO FINANCIAL STATEMENTS

                           December 31, 2002 and 2001

(1) Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

          The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b) The Contracts

          Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following funds:

             Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP Balanced Fund - Class I (ACVPBal)
                American Century VP Capital Appreciation Fund - Class I
                   (ACVPCapAp)
                American Century VP Income & Growth Fund - Class I (ACVPIncGr) American Century VP International Fund - Class I (ACVPInt) American Century VP Ultra Fund - Class I (ACVPUltra)
                American Century VP Value Fund - Class I (ACVPVal)

             Portfolios of the Credit Suisse Trust;
                Credit Suisse Trust - Global Post-Venture Capital Portfolio
                   (CSGPVen)
                Credit Suisse Trust - International Focus Portfolio (CSIntEq) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

             Dreyfus Investment Portfolio (Dreyfus IP);
                Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                   (DrySmCapIxS)
                Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
                   (DrySRGro)
                Dreyfus Stock Index Fund (DryStkIx)

             Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio - Initial Shares
                   (DryVIFApp)
                Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                   (DryVIFGrInc)

             Portfolios of Federated Insurance Series;
                Federated Quality Bond Fund II - Primary Shares (FedQualBd)

             Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity(R) VIP);
                Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
                   (FidVIPEI)
                Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio: Initial Class
                   (FidVIPHI)
                Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)

             Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity(R) VIP II);
                Fidelity(R) VIP II - Asset Manager: Growth Portfolio:Service
                   Class (FidVIPAM)
                Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
                   (FidVIPCon)

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

             Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity(R) VIP III);
                Fidelity(R) VIP III - Growth Opportunities Portfolio:Initial
                   Class (FidVIPGrOp)
               *Fidelity(R) VIP III - Value Strategies Portfolio:Service Class
                   (FidVIPValSt)
             Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
                (formerly Nationwide(R) SAT);
               *Gartmore GVIT Global Financial Services Fund - Class I
                   (GVITGlFin)
                Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
               *Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
                Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I
                   (formerly Nationwide(R) SAT Capital Appreciation Fund) (GVITGrowth)
                Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                Gartmore GVIT ID Conservative Fund (GVITIDCon) Gartmore GVIT ID Moderate Fund (GVITIDMod)
                Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
                Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                Gartmore GVIT U.S.Growth Leaders Fund - Class I (GVITUSGro)

             Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                Neuberger Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger Berman AMT - Growth Portfolio (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio
                   (NBAMTLMat)
                Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

             Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
                Oppenheimer Capital Appreciation Fund/VA - Initial Class
                   (OppCapAp)
                Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec) Oppenheimer Multiple Strategies Fund/VA - Initial Class
                   (OppMultStr)
                Strong Opportunity Fund II, Inc. (StOpp2)

             Funds of the Strong Variable Insurance Funds, Inc (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

             Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

             Funds of the Van Kampen Universal Institutional Funds
                (Van Kampen UIF);
                Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

          At December 31, 2002, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $0.17 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. These charges are assessed against each contract by liquidating units.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

          No surrender charge is assessed on any contract surrendered after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  Asset Charges

     The Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the daily unit value calculation.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $842,703 and $895,102, respectively, and total transfers from the Account to the fixed account were $906,707 and $1,061,016, respectively. Transfers from the Account to the fixed account are included in surrenders, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2002.

                                                    Contract                        Contract   Investment
                                                    Expense               Unit       Owners'     Income          Total
                                                      Rate*    Units   Fair Value    Equity      Ratio**       Return***
                                                    --------   -----   ----------   --------   ----------   ---------------
     Flexible Premium Policies - Years 10 and Over

        American Century VP Balanced Fund - Class I
           2002 .................................     0.50%    3,656   $ 9.121049    $33,347      2.73%      -8.79% 5/17/02

        American Century VP Capital Appreciation Fund - Class I
           2002 .................................     0.50%    1,379     7.631505     10,524      0.00%     -23.68% 5/17/02

        American Century VP Income & Growth Fund - Class I
           2002 .................................     0.50%      771     8.139045      6,275      1.07%     -18.61% 5/17/02

        American Century VP Value Fund - Class I
           2002 .................................     0.50%    2,747     8.461692     23,244      0.79%     -15.38% 5/17/02

        Credit Suisse Trust - International Focus Portfolio
           2002 .................................     0.50%    1,145     7.627848      8,734      0.00%     -23.72% 5/17/02

        Credit Suisse Trust - Small Cap Growth Portfolio
           2002 .................................     0.50%      380     7.246417      2,754      0.00%     -27.54% 5/17/02

        Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
           2002 .................................     0.50%      699     7.434055      5,196      0.22%     -25.66% 5/17/02

        Dreyfus Stock Index Fund
           2002 .................................     0.50%    3,332     7.992928     26,632      1.35%     -20.07% 5/17/02

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 .................................     0.50%      164     8.233834      1,350      1.24%     -17.66% 5/17/02

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2002 .................................     0.50%      156     7.764556      1,211      0.62%     -22.35% 5/17/02

        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2002 .................................     0.50%    5,392     8.060217     43,461      1.66%     -19.40% 5/17/02

        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2002 .................................     0.50%    4,992     7.410943     36,995      0.25%     -25.89% 5/17/02

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2002 .................................     0.50%      997    10.263037     10,232     10.55%       2.63% 5/17/02

        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2002 .................................     0.50%    1,074     7.601165      8,164      0.75%     -23.99% 5/17/02

        Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service Class
           2002 .................................     0.50%     96       9.297886        893      4.69%      -7.02% 5/17/02

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                    Contract                        Contract   Investment
                                                    Expense               Unit       Owners'     Income         Total
                                                      Rate*    Units   Fair Value    Equity      Ratio**      Return***
                                                    --------   -----   ----------   --------   ----------   ---------------
        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2002 .................................     0.50%    7,479   $ 8.616746   $ 64,445      0.85%     -13.83% 5/17/02

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
           2002 .................................     0.50%      195     8.072893      1,574      1.03%     -19.27% 5/17/02

        Gartmore GVIT Government Bond Fund - Class I
           2002 .................................     0.50%    6,450    10.887298     70,223      4.41%       8.87% 5/17/02

        Gartmore GVIT Growth Fund - Class I
           2002 .................................     0.50%   33,199     7.488988    248,627      0.00%     -25.11% 5/17/02

        Gartmore GVIT ID Moderate Fund
           2002 .................................     0.50%      233     9.097737      2,120      0.94%      -9.02% 1/25/02

        Gartmore GVIT ID Moderately Aggressive Fund
           2002 .................................     0.50%    2,848     8.647264     24,627      2.03%     -13.53% 1/25/02

        Gartmore GVIT Money Market Fund - Class I
           2002 .................................     0.50%      157    10.046341      1,577      1.18%       0.46% 4/30/02

        Gartmore GVIT Small Cap Value Fund - Class I
           2002 .................................     0.50%    1,806     7.143752     12,902      0.01%     -28.56% 5/17/02

        Gartmore GVIT Small Company Fund - Class I
           2002 .................................     0.50%    1,659     7.881904     13,076      0.00%     -21.18% 5/17/02

        Gartmore GVIT Total Return Fund - Class I
           2002 .................................     0.50%   60,454     7.991527    483,120      0.86%     -20.08% 5/17/02

        Neuberger Berman AMT - Balanced Portfolio
           2002 .................................     0.50%   10,857     8.565024     92,990      2.58%     -14.35% 5/17/02

        Neuberger Berman AMT - Growth Portfolio
           2002 .................................     0.50%      576     7.346840      4,232      0.00%     -26.53% 5/17/02

        Neuberger Berman AMT - Partners Portfolio
           2002 .................................     0.50%    1,967     7.466718     14,687      0.52%     -25.33% 5/17/02

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002 .................................     0.50%    1,173     7.782041      9,128      0.58%     -22.18% 5/17/02

        Oppenheimer Global Securities Fund/VA - Initial Class
           2002 .................................     0.50%    3,218     7.654958     24,634      0.55%     -23.45% 5/17/02

        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2002 .................................     0.50%      697     9.016437      6,284      2.72%      -9.84% 5/17/02

                                                    Contract                         Contract   Investment
                                                    Expense                Unit       Owners'     Income       Total
                                                      Rate*     Units   Fair Value    Equity      Ratio**    Return***
                                                    --------   ------   ----------   --------   ----------   ---------
        Strong Opportunity Fund II, Inc.
           2002 .................................     0.50%     1,400   $ 7.382594   $ 10,336      0.40%     -26.17% 5/17/02

        Van Eck WIT - Worldwide Hard Assets Fund
           2002 .................................     0.50%        26     8.471807        220      0.46%     -15.28% 5/17/02

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002 .................................     0.50%       257    10.225121      2,628     11.10%       2.25% 5/17/02

        Van Kampen UIF - U.S. Real Estate Portfolio
           2002 .................................     0.50%       255     9.247313      2,358      3.66%      -7.53% 5/17/02

     Flexible Premium Policies-Years 1-9

        American Century VP Advantage Fund - Class I
           1999 .................................     0.80%    22,653    21.052310    476,898      1.85%      13.85%
           1998 .................................     0.80%    24,904    18.492009    460,525      2.11%      16.26%

        American Century VP Advantage Fund - Class I - Initial Funding By Depositor
           1998 .................................     0.00%    25,000    19.938436    498,461      0.00%      17.19%

        American Century VP Balanced Fund - Class I
           2002 .................................     0.80%    15,231    17.490037    266,391      2.73%     -10.28%
           2001 .................................     0.80%    17,814    19.493759    347,262      2.81%      -4.31%
           2000 .................................     0.80%    18,681    20.372425    380,577      0.26%      -3.42%
           1999 .................................     0.80%       974    21.094348     20,546      1.83%       9.18%
           1998 .................................     0.80%       955    19.320541     18,451      1.94%      14.85%

        American Century VP Capital Appreciation Fund - Class I
           2002 .................................     0.80%     5,072    14.060797     71,316      0.00%     -21.83%
           2001 .................................     0.80%     5,594    17.987270    100,621      0.00%     -28.64%
           2000 .................................     0.80%     7,836    25.207415    197,525      0.00%       8.17%
           1999 .................................     0.80%     3,518    23.303640     81,982      0.00%      63.21%
           1998 .................................     0.80%     3,978    14.277913     56,798      0.00%      -2.94%

        American Century VP Income & Growth Fund - Class I
           2002 .................................     0.80%     3,580     8.200926     29,359      1.07%     -20.01%
           2001 .................................     0.80%     4,332    10.252927     44,416      0.85%      -9.09%
           2000 .................................     0.80%     4,738    11.277817     53,434      0.39%     -11.32%
           1999 .................................     0.80%     1,877    12.717991     23,872      0.02%      17.08%
           1998 .................................     0.80%       357    10.862660      3,878      0.98%       8.63% 5/1/98

        American Century VP International Fund - Class I
           2002 .................................     0.80%     4,448    12.287143     54,653      0.76%     -21.01%
           2001 .................................     0.80%     4,105    15.554724     63,852      0.08%     -29.74%
           2000 .................................     0.80%     4,243    22.139513     93,938      0.10%     -17.49%
           1999 .................................     0.80%     1,038    26.831062     27,851      0.00%      62.74%
           1998 .................................     0.80%     2,097    16.487231     34,574      0.52%      17.81%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                    Contract                         Contract   Investment
                                                    Expense                Unit       Owners'     Income        Total
                                                      Rate*     Units   Fair Value    Equity      Ratio**     Return***
                                                    --------   ------   ----------   --------   ----------   ------------
        American Century VP Ultra Fund - Class I
           2002 .................................     0.80%        14   $ 7.995504   $    112      0.00%     -20.04% 5/1/02

        American Century VP Value Fund - Class I
           2002 .................................     0.80%     7,039    14.754246    103,855      0.79%     -13.32%
           2001 .................................     0.80%     6,084    17.020923    103,555      1.20%      11.92%
           2000 .................................     0.80%       714    15.208380     10,859      1.07%      17.21%
           1999 .................................     0.80%       590    12.975752      7,656      0.95%      -1.64%
           1998 .................................     0.80%       496    13.192098      6,543      0.01%       3.98%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 .................................     0.80%     1,324     7.283277      9,643      0.00%     -34.68%
           2001 .................................     0.80%     1,134    11.150533     12,645      0.00%     -29.21%
           2000 .................................     0.80%     1,057    15.751152     16,649      0.00%     -19.58%
           1999 .................................     0.80%        87    19.586645      1,704      0.00%      62.20%
           1998 .................................     0.80%        81    12.075838        978      0.00%       5.66%

        Credit Suisse Trust - International Focus Portfolio
           2002 .................................     0.80%     2,131     8.100409     17,262      0.00%     -20.54%
           2001 .................................     0.80%     2,925    10.194751     29,820      0.00%     -22.90%
           2000 .................................     0.80%     2,618    13.222451     34,616      0.50%     -26.48%
           1999 .................................     0.80%     2,203    17.985801     39,623      0.96%      52.21%
           1998 .................................     0.80%     2,250    11.816371     26,587      0.61%       4.51%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2002 .................................     0.80%     4,648    11.626571     54,040      0.00%     -34.22%
           2001 .................................     0.80%     4,749    17.675000     83,939      0.00%     -16.68%
           2000 .................................     0.80%     5,111    21.214019    108,425      0.00%     -18.76%
           1999 .................................     0.80%     2,005    26.113570     52,358      0.00%      67.73%
           1998 .................................     0.80%     2,529    15.568525     39,373      0.00%      -3.63%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2002 .................................     0.80%       145     7.634206      1,107      0.36%     -23.66% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2002 .................................     0.80%     7,194    17.464486    125,640      0.22%     -29.51%
           2001 .................................     0.80%     7,729    24.776659    191,499      0.06%     -23.20%
           2000 .................................     0.80%     9,490    32.259560    306,143      1.03%     -11.74%
           1999 .................................     0.80%     4,918    36.549891    179,752      0.02%      29.04%
           1998 .................................     0.80%     2,470    28.323603     69,959      0.19%      28.35%

        Dreyfus Stock Index Fund
           2002 .................................     0.80%    21,143    20.295193    429,101      1.35%     -22.98%
           2001 .................................     0.80%    21,028    26.351146    554,112      1.06%     -12.88%
           2000 .................................     0.80%    20,846    30.248565    630,562      1.05%     -10.00%
           1999 .................................     0.80%    20,349    33.609618    683,922      1.08%      19.64%
           1998 .................................     0.80%    15,567    28.091438    437,299      1.31%      27.19%

                                                    Contract                          Contract    Investment
                                                    Expense                Unit        Owners'      Income          Total
                                                      Rate*     Units   Fair Value     Equity       Ratio**       Return***
                                                    --------    -----   ----------   ----------   ----------   ---------------
        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002 .................................     0.80%     5,479   $10.690124   $   58,571      1.24%      -17.38%
           2001 .................................     0.80%     4,603    12.938645       59,557      1.00%      -10.04%
           2000 .................................     0.80%     3,505    14.382034       50,409      0.23%       -1.44%
           1999 .................................     0.80%    17,060    14.591996      248,939      0.61%       10.57%
           1998 .................................     0.80%    15,355    13.197284      202,644      1.04%       29.18%

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2002 .................................     0.80%     2,251     9.781078       22,017      0.62%      -25.92%
           2001 .................................     0.80%     2,282    13.204070       30,132      0.53%       -6.60%
           2000 .................................     0.80%     1,094    14.137245       15,466      0.70%       -4.54%
           1999 .................................     0.80%       763    14.810164       11,300      0.60%       15.95%
           1998 .................................     0.80%       576    12.772496        7,357      1.34%       10.92%

        Federated Quality Bond Fund II - Primary Shares
           2002 .................................     0.80%       365    10.725195        3,915      0.00%        7.25% 5/1/02

        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2002 .................................     0.80%     9,056    31.238892      282,899      1.66%      -17.61%
           2001 .................................     0.80%     9,677    37.915521      366,908      1.73%       -5.72%
           2000 .................................     0.80%    10,090    40.214814      405,767      1.62%        7.56%
           1999 .................................     0.80%    10,575    37.388084      395,379      1.52%        5.48%
           1998 .................................     0.80%    11,782    35.444796      417,611      1.52%       10.74%

        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2002 .................................     0.80%    22,402    27.961807      626,400      0.25%      -30.66%
           2001 .................................     0.80%    25,393    40.327380    1,024,033      0.08%      -18.31%
           2000 .................................     0.80%    30,430    49.366480    1,502,222      0.10%      -11.69%
           1999 .................................     0.80%    20,570    55.899014    1,149,843      0.13%       36.34%
           1998 .................................     0.80%    15,280    40.998916      626,463      0.41%       38.38%

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2002 .................................     0.80%     2,075    19.377316       40,208     10.55%        2.62%
           2001 .................................     0.80%     2,732    18.882734       51,588     13.03%      -12.44%
           2000 .................................     0.80%     2,747    21.565326       59,240      8.22%      -23.09%
           1999 .................................     0.80%     3,951    28.039263      110,783      5.42%        7.29%
           1998 .................................     0.80%     2,138    26.133234       55,873      7.83%       -5.09%

        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2002 .................................     0.80%     2,204    13.320811       29,359      0.75%      -20.92%
           2001 .................................     0.80%     2,382    16.843777       40,122      5.04%      -21.80%
           2000 .................................     0.80%     2,074    21.539183       44,672      1.43%      -19.75%
           1999 .................................     0.80%     1,611    26.840170       43,240      1.06%       41.49%
           1998 .................................     0.80%     1,151    18.969496       21,834      1.71%       11.85%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3

                                                    Contract                          Contract    Investment
                                                    Expense                Unit        Owners'      Income          Total
                                                      Rate*     Units   Fair Value     Equity       Ratio**       Return***
                                                    --------    -----   ----------   ----------   ----------   ---------------
        Fidelity(R) VIP II - Asset Manager: Growth Portfolio:Service Class
           2002 .................................     0.80%     1,923   $22.459775   $   43,190      4.69%       -9.46%
           2001 .................................     0.80%     3,216    24.805237       79,774      4.18%       -4.86%
           2000 .................................     0.80%     3,341    26.071970       87,106      3.34%       -4.69%
           1999 .................................     0.80%     3,448    27.355020       94,320      3.34%       10.21%
           1998 .................................     0.80%     3,841    24.821550       95,340      3.74%       14.13%

        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2002 .................................     0.80%    27,430    18.959642      520,063      0.85%      -10.07%
           2001 .................................     0.80%    31,348    21.083066      660,912      0.77%      -12.95%
           2000 .................................     0.80%    31,245    24.218904      756,720      0.34%       -7.36%
           1999 .................................     0.80%    25,860    26.143948      676,082      0.42%       23.26%
           1998 .................................     0.80%    23,039    21.209617      488,648      0.59%       28.94%

        Fidelity(R) VIP III - Growth Opportunities Portfolio:Initial Class
           2002 .................................     0.80%       968     7.588268        7,345      1.03%      -22.47%
           2001 .................................     0.80%     1,098     9.787292       10,746      0.42%      -15.11%
           2000 .................................     0.80%     1,487    11.528985       17,144      1.05%      -17.72%
           1999 .................................     0.80%       920    14.012663       12,892      0.81%        3.44%
           1998 .................................     0.80%       596    13.546531        8,074      0.23%       23.62%

        Gartmore GVIT Global Health Sciences Fund - Class I
           2002 .................................     0.80%       260     8.295539        2,157      0.00%      -17.04% 5/1/02

        Gartmore GVIT Government Bond Fund - Class I
           2002 .................................     0.80%    81,185    22.908666    1,859,840      4.41%       10.10%
           2001 .................................     0.80%    90,403    20.807253    1,881,038      5.04%        6.40%
           2000 .................................     0.80%    84,317    19.556523    1,648,947      5.72%       11.65%
           1999 .................................     0.80%    97,069    17.516435    1,700,303      5.31%       -3.13%
           1998 .................................     0.80%   109,393    18.081576    1,977,998      5.52%        8.04%

        Gartmore GVIT Growth Fund - Class I
           2002 .................................     0.80%   192,691    12.036520    2,319,329      0.00%      -29.29%
           2001 .................................     0.80%   205,499    17.022307    3,498,067      0.00%      -28.71%
           2000 .................................     0.80%   209,596    23.877962    5,004,725      0.19%      -27.12%
           1999 .................................     0.80%   237,180    32.761545    7,770,383      0.64%        3.45%
           1998 .................................     0.80%   252,268    31.669989    7,989,325      0.80%       28.93%

        Gartmore GVIT ID Aggressive Fund
           2002 .................................     0.80%       379     8.269753        3,134      1.40%      -17.30% 1/25/02

        Gartmore GVIT ID Conservative Fund
           2002 .................................     0.80%        13     9.975795          130      1.56%       -0.24% 1/25/02

        Gartmore GVIT ID Moderate Fund
           2002 .................................     0.80%       497     9.072331        4,509      0.94%       -9.28% 1/25/02

                                                    Contract                                           Investment
                                                    Expense                 Unit        Contract         Income          Total
                                                     Rate*      Units    Fair Value   Owners' Equity      Ratio**       Return***
                                                    --------   -------   ----------   --------------   ----------   ---------------
        Gartmore GVIT ID Moderately Aggressive Fund
           2002 .................................     0.80%      2,363    $8.623105     $   20,376        2.03%     -13.77% 1/25/02

        Gartmore GVIT ID Moderately Conservative Fund
           2002 .................................     0.80%     14,546     9.570814        139,217        1.34%      -4.29% 1/25/02

        Gartmore GVIT Money Market Fund - Class I
           2002 .................................     0.80%     52,449    15.035122        788,577        1.18%       0.40%
           2001 .................................     0.80%     53,446    14.974957        800,352        3.66%       2.77%
           2000 .................................     0.80%     44,405    14.571330        647,040        5.65%       5.18%
           1999 .................................     0.80%     38,841    13.853330        538,077        2.06%       4.01%
           1998 .................................     0.80%     24,405    13.319323        325,058        5.23%       4.43%

        Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2002 .................................     0.80%         48     8.407288            404        1.47%     -15.93% 5/1/02

        Gartmore GVIT Small Cap Value Fund - Class I
           2002 .................................     0.80%     14,458    11.008455        159,160        0.01%     -27.74%
           2001 .................................     0.80%     13,864    15.235359        211,223        0.04%      27.25%
           2000 .................................     0.80%      6,867    11.972833         82,217        0.00%      10.32%
           1999 .................................     0.80%      3,128    10.852975         33,948        0.00%      26.82%

        Gartmore GVIT Small Company Fund - Class I
           2002 .................................     0.80%      9,011    19.017572        171,367        0.00%     -17.99%
           2001 .................................     0.80%      9,305    23.188796        215,772        0.10%      -7.45%
           2000 .................................     0.80%      9,383    25.056031        235,101        0.03%       8.03%
           1999 .................................    0.80%      3,052    23.192622         70,784        0.00%      42.87%
           1998 .................................     0.80%      2,608    16.233001         42,336        0.00%       0.20%

        Gartmore GVIT Total Return Fund - Class I
           2002 .................................     0.80%    376,413    24.433418      9,197,056        0.86%     -18.01%
           2001 .................................     0.80%    418,936    29.801440     12,484,896        0.74%     -12.53%
           2000 .................................     0.80%    447,240    34.066071     15,237,051        0.62%      -2.90%
           1999 .................................     0.80%    533,407    35.085217     18,714,700        0.66%       6.09%
           1998 .................................     0.80%    574,062    33.070880     18,984,736        1.05%      17.13%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
              2002 ..............................     0.80%        139     8.182356          1,137        0.00%     -18.18% 5/1/02

        Neuberger Berman AMT - Balanced Portfolio
           2002 .................................     0.80%     42,845    17.544840        751,709        2.58%     -17.81%
           2001 .................................     0.80%     51,942    21.347054      1,108,809        1.79%     -14.05%
           2000 .................................     0.80%     55,909    24.837871      1,388,661        1.93%      -5.31%
           1999 .................................     0.80%     65,636    26.229633      1,721,608        1.50%      32.50%
           1998 .................................     0.80%     72,841    19.795868      1,441,951        2.34%      11.28%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3

                                                    Contract                                          Investment
                                                    Expense               Unit         Contract        Income         Total
                                                     Rate*     Units    Fair Value   Owners' Equity     Ratio**      Return***
                                                    --------   ------   ----------   --------------   ----------   ---------------
        Neuberger Berman AMT - Growth Portfolio
           2002 .................................     0.80%     7,108   $15.635481     $111,137         0.00%        -31.71%
           2001 .................................     0.80%     7,625    22.896752      174,588         0.00%        -30.92%
           2000 .................................     0.80%     8,236    33.145055      272,983         0.00%        -12.36%
           1999 .................................     0.80%     2,782    37.818375      105,211         0.00%         49.20%
           1998 .................................     0.80%     2,465    25.347646       62,482         0.00%         14.61%

        Neuberger Berman AMT - Guardian Portfolio
           2002 .................................     0.80%     2,908     7.595581       22,088         0.74%        -27.04%
           2001 .................................     0.80%     3,152    10.409898       32,812         0.31%         -2.30%
           2000 .................................     0.80%     1,182    10.654639       12,594         1.19%          0.33%
           1999 .................................     0.80%       123    10.619652        1,306         0.00%         14.02%
           1998 .................................     0.80%        55     9.314041          512         0.00%         -6.86% 5/1/98

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2002 .................................     0.80%      297     17.871272        5,308         4.08%          4.50%
           2001 .................................     0.80%      200     17.101800        3,420         6.57%          7.91%
           2000 .................................     0.80%      209     15.848178        3,312         7.89%          5.94%
           1999 .................................     0.80%      271     14.959827        4,054         2.95%          0.67%
           1998 .................................     0.80%      755     14.860392       11,220         6.07%          3.56%

        Neuberger Berman AMT - Partners Portfolio
           2002 .................................     0.80%     3,850    18.150798       69,881         0.52%        -24.75%
           2001 .................................     0.80%     4,637    24.119941      111,844         0.37%         -3.61%
           2000 .................................     0.80%     4,486    25.022294      112,250         0.74%         -0.10%
           1999 .................................     0.80%     5,137    25.046437      128,664         1.20%          6.51%
           1998 .................................     0.80%     5,490    23.514569      129,095         0.41%          3.38%

        Oppenheimer Bond Fund/VA - Initial Class
           2002 .................................     0.80%       556   21.538984        11,976         4.55%          8.21%
           2001 .................................     0.80%       582   19.904727        11,585         7.31%          6.92%
           2000 .................................     0.80%       563   18.615856        10,481         5.22%          5.26%
           1999 .................................     0.80%       263   17.686402         4,652         6.77%         -2.30%
           1998 .................................     0.80%       621   18.103341        11,242         0.92%          5.95%

        Oppenheimer Capital Appreciation
           Fund/VA - Initial Class
           2002 .................................     0.80%    20,110   11.253616       226,310         0.58%        -27.44%
           2001 .................................     0.80%    20,403   15.509895       316,448         0.60%        -13.28%
           2000 .................................     0.80%    18,201   17.884539       325,516         0.10%         -1.02%
           1999 .................................     0.80%     4,757   18.069110        85,955         0.09%         40.53%
           1998 .................................     0.80%       744   12.857977         9,566         0.46%         23.01%

        Oppenheimer Global Securities Fund/VA - Initial Class
           2002 .................................     0.80%     6,403   20.485514       131,169         0.55%        -22.76%
           2001 .................................     0.80%     7,188   26.520512       190,629         0.70%        -12.74%
           2000 .................................     0.80%     7,110   30.393395       216,097         0.29%          4.26%
           1999 .................................     0.80%     6,515   29.152831       189,931         0.55%         57.22%
           1998 .................................     0.80%     3,715   18.542353        68,885         1.96%         13.20%


                                               Contract                                         Investment
                                               Expense               Unit         Contract        Income      Total
                                                Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                               --------   -----   ----------   --------------   ----------   ---------
        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2002 ............................     0.80%    1,700   $23.955594        $ 40,725       2.72%      -11.12%
           2001 ............................     0.80%    1,227    26.951432          33,069       3.00%        1.40%
           2000 ............................     0.80%    1,909    26.579650          50,741       1.69%        5.59%
           1999 ............................     0.80%      433    25.171538          10,899       3.19%       10.91%
           1998 ............................     0.80%      394    22.696024           8,942       0.89%        5.80%

        Strong Opportunity Fund II, Inc.
           2002 ............................     0.80%    3,566    29.685674         105,859       0.40%      -27.40%
           2001 ............................     0.80%    3,893    40.890795         159,188       0.58%       -4.48%
           2000 ............................     0.80%    4,133    42.709091         176,517       0.00%        5.51%
           1999 ............................     0.80%    4,055    40.478200         164,139       0.00%       33.83%
           1998 ............................     0.80%    4,485    30.245312         135,650       0.25%       12.64%

        Strong VIF - Strong Discovery Fund II
           2002 ............................     0.80%    1,629    18.893884          30,778       0.00%      -12.72%
           2001 ............................     0.80%    1,571    21.646818          34,007       0.62%        3.25%
           2000 ............................     0.80%    1,659    20.965624          34,782       0.00%        3.57%
           1999 ............................     0.80%    1,306    20.243703          26,438       0.00%        4.25%
           1998 ............................     0.80%      972    19.418031          18,874       0.00%        6.41%

        Strong VIF - Strong International Stock Fund II
           2002 ............................     0.80%    2,043     5.696130          11,637       3.13%      -27.13%
           2001 ............................     0.80%    1,746     7.816872          13,648       0.00%      -22.76%
           2000 ............................     0.80%    1,619    10.120684          16,385       0.00%      -40.00%
           1999 ............................     0.80%    6,083    16.868902         102,614       0.05%       85.71%
           1998 ............................     0.80%    1,368     9.083353          12,426       1.23%       -5.54%

        Van Eck WIT - Worldwide Bond Fund
           2002 ............................     0.80%    1,163    16.079714          18,701       0.00%       20.69%
           2001 ............................     0.80%       96    13.323421           1,279       4.94%       -5.86%
           2000 ............................     0.80%      127    14.152095           1,797       4.59%        1.06%
           1999 ............................     0.80%      120    14.003753           1,680       3.91%       -8.56%
           1998 ............................     0.80%      116    15.314274           1,776       0.90%       11.86%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2002 ............................     0.80%    5,445     6.209058          33,808       0.18%       -3.68%
           2001 ............................     0.80%    5,131     6.445985          33,074       0.00%       -2.60%
           2000 ............................     0.80%    4,564     6.617911          30,204       0.00%      -42.33%
           1999 ............................     0.80%    2,253    11.474995          25,853       0.00%       98.69%
           1998 ............................     0.80%      721     5.775322           4,164       0.75%      -34.66%

        Van Eck WIT - Worldwide Hard Assets Fund
           2002 ............................     0.80%      554    13.874595           7,687       0.46%       -3.61%
           2001 ............................     0.80%      204    14.394005           2,936       1.33%      -11.16%
           2000 ............................     0.80%      291    16.202633           4,715       1.20%       10.52%
           1999 ............................     0.80%      388    14.660557           5,688       1.50%       20.04%
           1998 ............................     0.80%      448    12.213207           5,472       0.48%      -31.52%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                            Contract                                          Investment
                                            Expense                Unit         Contract        Income       Total
                                             Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                            --------   -----   -----------   --------------   ----------   ---------
        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002 .........................     0.80%    1,397   $ 11.726545     $    16,382      11.10%        8.35%
           2001 .........................     0.80%      375     10.822665           4,058      14.44%        9.22%
           2000 .........................     0.80%       88      9.909218             872      11.18%       10.50%
           1999 .........................     0.80%       80      8.967304             717      24.23%       28.35%

        Van Kampen UIF - U.S.Real Estate Portfolio
           2002 .........................     0.80%    4,072     20.759770          84,534       3.66%       -1.58%
           2001 .........................     0.80%    3,039     21.092541          64,100       4.46%        8.96%
           2000 .........................     0.80%    2,197     19.357784          42,529       6.65%        4.08%
           1999 .........................     0.80%      857     15.237208          13,058       7.76%       -4.14%
           1998 .........................     0.80%    1,312     15.895654          20,855       0.18%      -12.33%
                                                               -----------

        Contract Owners' Equity Total By Year*
           2002 .........................                      $20,451,328
                                                               ===========

           2001 .........................                      $25,242,335
                                                               ===========

           2000 .........................                      $30,326,991
                                                               ===========

           1999 .........................                      $35,759,604
                                                               ===========

           1998 .........................                      $34,839,835
                                                               ===========

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide VLI Separate Account-3:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220

                                                                  --------------
                                                                    Bulk Rate
                                                                   U.S.Postage
                                                                     P A I D
                                                                  Columbus, Ohio
                                                                  Permit No.521
                                                                  --------------

     Nationwide(R)is a registered federal service mark of Nationwide Mutual Insurance Company